Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021
Buildings	$10,384,017	$10,681,720
Machinery and equipment	7,632,069	6,812,581
Electronic equipment	1,876,114	2,438,059
Transportation vehicles	219,449	241,906
Office equipment	280,455	261,972
Leasehold improvement	793,929	718,740
Construction in progress	3,826,690	2,284,583
Total property plant and equipment, at cost	25,012,723	23,439,561
Less: accumulated depreciation	(5,596,894)	(4,071,228)
Property, plant and equipment, net	$19,415,829	$19,368,333

Depreciation expense was $2,309,263 and $1,841,250 for the fiscal years ended September 30, 2022 and 2021, respectively. For the fiscal years ended September 30, 2022 and 2021, the Company recorded no impairment of property, plant and equipment.

For the fiscal years ended September 30, 2022 and 2021, the Company purchased new property plant and equipment of $5,122,095 and $6,211,335, respectively.

For the fiscal years ended September 30, 2022, the Company disposed machinery, equipment and transportation vehicles with a net book value of $719,262 (cost of $938,669, accumulated depreciation of $219,407) and received cash from disposal of $1,515,045, causing a net disposal income of $795,783 included in operating income. For the fiscal years ended September 30, 2021, the Company disposed machinery, equipment and transportation vehicles with a net book value of $497,172 (cost of $1,613,185, accumulated depreciation of $1,116,013) and received cash from disposal of $1,024,990, causing a net disposal income of $527,818 included in operating income. The disposals were related to cutting maintenance cost of idle machinery, equipment, and transportation, and thus improving the production efficiency after the disposal.

For the fiscal years ended September 30, 2022 and 2021, the construction in progress assets were related to construction of manufacturing facilities for the Company.

As of September 30, 2022 and 2021, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 12.